Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of major customers [line items]
Revenues	$ 522,701	$ 437,885
CANADA
Disclosure of major customers [line items]
Revenues	312,349	284,614
US
Disclosure of major customers [line items]
Revenues	189,883	139,519
International
Disclosure of major customers [line items]
Revenues	20,469	13,752
System Integration And Consulting Services [Member]
Disclosure of major customers [line items]
Revenues	397,950	359,108
System Integration And Consulting Services [Member] | CANADA
Disclosure of major customers [line items]
Revenues	264,542	240,043
System Integration And Consulting Services [Member] | US
Disclosure of major customers [line items]
Revenues	115,145	105,722
System Integration And Consulting Services [Member] | International
Disclosure of major customers [line items]
Revenues	18,263	13,343
Payrolling Services [Member]
Disclosure of major customers [line items]
Revenues	62,097	49,309
Payrolling Services [Member] | CANADA
Disclosure of major customers [line items]
Revenues	34,062	34,802
Payrolling Services [Member] | US
Disclosure of major customers [line items]
Revenues	25,834	14,098
Payrolling Services [Member] | International
Disclosure of major customers [line items]
Revenues	2,201	409
Software Revenue [Member]
Disclosure of major customers [line items]
Revenues	62,654	29,468
Software Revenue [Member] | CANADA
Disclosure of major customers [line items]
Revenues	13,745	9,769
Software Revenue [Member] | US
Disclosure of major customers [line items]
Revenues	48,904	19,699
Software Revenue [Member] | International
Disclosure of major customers [line items]
Revenues	$ 5	$ 0